Impairment of Investments and Assets - Summary of Impairment of Investments and Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosures of impairment of investments and assets [line items]
Investments	$ 0.0	$ (113.6)	$ (30.8)
Property, plant and equipment	(156.4)	(391.4)	(11.6)
Impairment of investments and assets	(156.4)	(505.0)	(42.4)
Total equity accounted investees	$ 548.6	84.9
Lepanto Consolidated Mining Company
Disclosures of impairment of investments and assets [line items]
Interest in subsidiary	60.00%
Far Southeast Gold Resources Incorporated ("FSE")
Disclosures of impairment of investments and assets [line items]
Total equity accounted investees		0.0
Peru cash-generating unit
Disclosures of impairment of investments and assets [line items]
Property, plant and equipment	$ (156.2)	$ (63.1)	$ 0.0
Discount rate applied to cash flow projections		8.10%	4.80%
Recoverable amount of asset or cash-generating unit	418.8	$ 477.1
Tarkwa cash-generating unit
Disclosures of impairment of investments and assets [line items]
Property, plant and equipment	0.0	$ (325.2)	$ 0.0
Discount rate applied to cash flow projections		15.90%	8.30%
Recoverable amount of asset or cash-generating unit		$ 812.4
Impairment of property, plant and equipment - other
Disclosures of impairment of investments and assets [line items]
Property, plant and equipment	(0.2)	(3.1)	$ (11.6)
Capitalised exploration costs
Disclosures of impairment of investments and assets [line items]
Property, plant and equipment	(0.1)	0.0	(10.0)
Redundant assets in Peru
Disclosures of impairment of investments and assets [line items]
Property, plant and equipment	(0.1)	(2.5)	(1.6)
Redundant Assets In Chile
Disclosures of impairment of investments and assets [line items]
Property, plant and equipment	0.0	(0.6)	0.0
Far Southeast Gold Resources Incorporated (FSE)
Disclosures of impairment of investments and assets [line items]
Investments	$ 0.0	$ (113.6)	$ (30.8)
Far Southeast Gold Resources Incorporated (FSE) | Lepanto Consolidated Mining Company
Disclosures of impairment of investments and assets [line items]
Interest in subsidiary			60.00%